CONTINGENCIES AND COMMITMENTS (Tables)	12 Months Ended
Aug. 31, 2020
Disclosure of contingent liabilities [abstract]
Disclosure of detailed information about commitments [Table Text Block]
Payments Due By Year
	< 1 Year	1 - 3 Years	4 - 5 Years	> 5 Years	Total
Lease Obligations	$ 103	$ 168	$ 42	$ -	$ 313
Convertible Note	1,374	21,364	—	—	22,738
Sprott Facility (Note 6)	22,726	—	—	—	22,726
Totals	$ 24,203	$ 21,532	$ 42	$ —	$ 45,777